Note 12 - Voyage and Vessel Operating Expenses and Drydock Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 3,038	$ 1,020	$ 999
Total	22,786	14,826	13,444
Voyage Expenses [Member]
Port charges / other voyage expenses	678	1	10
Bunkers	830	18	15
Commissions (including $487, $511 and $829 respectively, to related party)	1,530	1,001	974
Total	3,038	1,020	999
Vessel Operating Expenses [Member]
Crew wages and related costs	15,771	10,185	9,228
Insurance	1,180	761	777
Repairs and maintenance (including $136, $187 and $247 respectively, to related party)	1,528	1,120	973
Spares and consumable stores	4,148	2,645	2,374
Registration and tonnage taxes (Note 16)	$ 159	$ 115	$ 92